Cryptocurrencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of additional information about cryptocurrencies
The following table presents additional information about cryptocurrencies as
follows:

	September 30, 2023	December 31, 2022
Beginning Balance	$51	$15,050
Cryptocurrencies received from mining	5,987	13,496
Mining services revenue	615	884
Mining pool operating fees	(4)	(19)
Consideration paid related to operating agreement	—	(461)
Proceeds from sale of cryptocurrencies	(6,535)	(26,871)
Realized gain on sale of cryptocurrencies	273	3,998
Impairment of cryptocurrencies	(253)	(6,026)

Ending Balance	$134	$51

The following table presents additional information about cryptocurrencies as follows:

	Years Ended
	December 31, 2022	December 31, 2021
Beginning balance	$15,050	$3,376
Cryptocurrencies received from mining	13,496	30,772
Mining services revenue	884	75
Mining pool operating fees	(19)	(21)
Consideration paid related to operation agreement	(461)	(150)
Proceeds from sale of cryptocurrencies	(26,871)	(27,173)
Proceeds of sale of miner equipment	—	217
Realized gain on sale of cryptocurrencies and consideration paid	3,998	16,451
Other expenses recognized	—	(25)
Interest payments on notes payable	—	(1,164)
Impairment of cryptocurrencies	(6,026)	(7,308)

Ending balance	$51	$15,050